Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

Section A — Customers

This section discusses disclosures related to contracts with our customers. These include but are not limited to explanations of how we recognize revenue, revenue disaggregation, and information about our trade receivables and customer-related obligations.

(A.1) Revenue

y Accounting for Revenue from Contracts with Customers

Classes of Revenue

We derive our revenue from fees charged to our customers for the use of our cloud offerings, for licenses to our on-premise software products, and for standardized and premium support services, consulting, customer-specific software developments, training, and other services.

Cloud and software revenue, as presented in our Consolidated Income Statements, is the sum of our cloud revenue, our software license revenue, and our software support revenue.

Cloud revenue represents fees earned from providing customers with any of the following:

Software as a service (SaaS), that is, a right to use software functionality (including standard functionalities and custom cloud applications and extensions) in a cloud-based infrastructure hosted by SAP or third parties engaged by SAP, where the customer does not have the right to terminate the hosting contract and take possession of the software to either run it on its own IT infrastructure or to engage a third-party provider unrelated to SAP to host and manage the software; SaaS also includes transaction and agent fees for transactions that customers execute on our cloud-based transaction platforms.

Platform as a service (PaaS), that is, access to a cloud-based platform to develop, deploy, integrate, and manage applications.

Infrastructure as a service (IaaS), that is, hosting and related application management services for software hosted by SAP or third parties engaged by SAP.

Premium cloud support, that is, support beyond the regular support embedded in the underlying cloud subscription services.

Software license revenue represents fees earned from the sale or license of software to customers for use on the premises owned or fully controlled by the customer, in other words, where the customer has the right to take possession of the software for installation on the customer’s premises or on hardware of third-party hosting providers unrelated to SAP (on-premise software). Software license revenue includes revenue from both the sale of our standard software products and customer-specific on-premise-software development agreements.

Software support revenue represents fees earned from providing customers with standardized support services that comprise unspecified future software updates, upgrades, and enhancements as well as technical product support services for on-premise software products.

Services revenue primarily represents fees earned from professional consulting services, premium support services, and training services.

Identification of Contract

We frequently enter into multiple contracts with the same customer. For accounting purposes, we treat these contracts as a single contract if they are entered into at or near the same time and are economically interrelated. We do not combine contracts with closing days more than three months apart because we do not consider them being entered into near the same time. Judgment is required in evaluating whether various contracts are interrelated, which includes considerations as to whether they were negotiated as a package with a single commercial objective, whether the amount of consideration on one contract is dependent on the performance of the other contract, or if some or all goods in the contracts are a single performance obligation.

New arrangements with existing customers can be either a new contract or the modification of prior contracts with the customer. Our judgment in making this determination considers whether there is a connection between the new arrangement and the pre-existing contracts, whether the goods and services under the new arrangement are highly interrelated with the goods and services sold under prior contracts, and how the goods and services under the new arrangement are priced. In determining whether a change in transaction price represents a contract modification or a change in variable consideration, we examine whether the change in price results from changing the contract or from applying unchanged existing contract provisions.

Identification of Performance Obligations

Our customer contracts often include various products and services. Typically, the products and services outlined in the Classes of Revenue section qualify as separate performance obligations and the portion of the contractual fee allocated to them is recognized separately. Judgment is required, however, in determining whether a good or service is considered a separate performance obligation. For our professional services and implementation activities, judgment is required to evaluate whether such services significantly integrate, customize, or modify the on-premise software or cloud service to which they relate. In this context, we consider the nature of the services and their volume relative to the volume of the on-premise software or cloud service to which they relate. In general, the implementation services for our cloud services go beyond pure setup activities and qualify as separate performance obligations. Similarly, our on-premise implementation services and our custom development services typically qualify as separate performance obligations. Non-distinct goods and services are combined into one distinct bundle of goods and services (combined performance obligation).

When selling goods or services, we frequently grant customers options to acquire additional goods or services (for example, renewals of cloud or support arrangements, or additional volumes of purchased cloud solutions or software). We apply judgment in determining whether such options provide a material right to the customer that the customer would not receive without entering into that contract. In this judgment, we consider, for example, whether the options entitle the customer to a discount that exceeds the discount granted for the respective goods or services sold together with the option.

Determination of Transaction Price

We apply judgment in determining the amount to which we expect to be entitled in exchange for transferring promised goods or services to a customer. Generally, variable consideration is estimated based on the most likely amount and is included in the transaction price to the extent that the constraint does not apply. This includes estimates as to whether and to what extent subsequent concessions may be granted to customers and whether the customer is expected to pay the contractual fees. In this judgment, we consider our history with the respective customer or on a portfolio basis.

The recognition constraint is applied to on-premise software transactions that include usage-based or sales-based contingent fees. In contrast, our typical cloud services do not provide the customer with a software license because the customer does not have the right to terminate the hosting contract and take possession of the software. Consequently, variable cloud fees are considered in the transaction price based on estimates, rather than being accounted for as usage-based or sales-based license royalties. If SAP pays consideration to a customer in exchange for a distinct good or service, and such purchase is linked to a customer contract, an estimate of fair value of such goods and services is required to conclude whether or not to account for a reduction in the transaction price of the linked customer contract.

Only very rarely do our contracts include significant financing components. We do not account for financing components if the period between when SAP transfers the promised goods or services to the customer and when the customer pays for those goods or services is one year or less.

Allocation of Transaction Price

We have established a hierarchy to identify the standalone selling prices (SSPs) that we use to allocate the transaction price of a customer contract to the performance obligations in the contract.

-   Where standalone selling prices for an offering are observable and reasonably consistent across customers (that is, not highly variable), our SSP estimates are derived from our respective pricing history. Typically, our standardized support offerings and our professional service offerings follow this approach.

-   Where sales prices for an offering are not directly observable or highly variable across customers, we use estimation techniques. For renewable offerings with highly variable pricing across customers, these techniques consider the individual contract’s expected renewal price as far as this price is substantive. Typically, our cloud offerings follow this approach. For non-renewable offerings, these estimations follow a cost-plus-margin approach.

-   For offerings that lack renewals, have highly variable pricing, and lack substantial direct costs to estimate based on a cost-plus-margin approach, we allocate the transaction price by applying a residual approach. We use this technique in particular for our standard on-premise software offerings.

Judgment is required when estimating SSPs. To judge whether the historical pricing of our goods and services is highly variable, we have established thresholds of pricing variability. For judging whether individually negotiated contractual renewal prices are substantive, we have established floor prices based on internal calculation which include a minimum margin that we use as SSPs whenever the contractual renewal prices are below these floor prices. In judging whether contracts are expected to renew at their contractual renewal prices, we rely on our respective renewal history. The SSPs of material right options depend on the probability of option exercise. In estimating these probabilities, we apply judgment considering historical exercise patterns.

We review the SSPs periodically or whenever facts and circumstances change to ensure the most objective input parameters available are used.

Recognition of Revenue

Cloud revenue is recognized over time as the services are performed. For cloud business models where we grant rights to continuously access and use one or more cloud offerings for a certain term, revenue is recognized based on time elapsed and thus ratably over this term. For cloud business models provisioned on a consumption basis where a customer commits to a fixed value of spend on cloud services throughout the contract term, but with the discretion to call off cloud services during the contract term, we recognize revenue based on consumption as it best reflects our measure towards satisfaction of that performance obligation. In limited scenarios where the transaction price is entirely variable and determined by the customer’s consumption, we recognize revenue based on usage in the period in which it was earned.

Software license revenue is recognized at a point in time or over time depending on whether we deliver standard software, customer-specific software, or software subscription contracts that combine the delivery of software and the obligation to deliver, in the future, unspecified software products:

-   Licenses for our standard on-premise software products are typically delivered by providing the customer with access to download the software. We recognize revenue for these on-premise licenses at the point in time when we grant the license rights to the customer and the customer has access to and thus control over the software. In judging whether our on-premise software offerings grant customers a right to use, rather than a right to access, our intellectual property, we have considered the usefulness of our software without subsequent updates to it.

-   Typically, our customer-specific on-premise software development agreements:

◾      Represent software developed for specific needs of individual customers and therefore do not have any use for us

◾      Provide us with an enforceable right to payment for performance completed to date

For such development agreements, we recognize revenue over time as the software development progresses. Judgment is required in identifying an appropriate method to measure the progress toward complete satisfaction of such performance obligations. We typically measure progress of our development agreements based on the direct costs incurred to date in developing the software as a percentage of the total reasonably estimated direct costs to fully complete the development work (input-based percentage-of-completion method). This method of measuring progress faithfully depicts the transfer of the development services to the customer, as substantially all of these costs are cost of the staff or third parties performing the development work. In estimating the total cost to fully complete the development work, we consider our history with similar projects.

-   For agreements that combine the delivery of software and the obligation to deliver, in the future, unspecific software products, we recognize revenue at a point in time for licenses that are made immediately accessible to the customer. We recognize revenue ratably over the term of the software subscription contract for the unspecified software products, as our performance obligation is to stand ready to deliver such products on a when-and-if-available basis.

Software support revenue is typically recognized based on time elapsed and thus ratably over the term of the support arrangement. Under our standardized support services, our performance obligation is to stand ready to provide technical product support and unspecified updates, upgrades, and enhancements on a when-and-if-available basis. Our customers simultaneously receive and consume the benefits of these support services as we perform.

Service revenue is typically recognized over time. Where we stand ready to provide the service (such as access to learning content), we recognize revenue based on time elapsed and thus ratably over the service period. Consumption-based services (such as separately identifiable consulting services and premium support services and classroom training services) are recognized over time as the services are utilized, typically following the percentage-of-completion method or ratably. When using the percentage-of-completion method, we typically measure the progress toward complete satisfaction of the performance obligation in the same way and with the same reasoning and judgment as we do for customer-specific on-premise software development agreements. We apply judgment in determining whether a service qualifies as a stand-ready service or as a consumption-based service.

Revenue for combined performance obligations is recognized over the longest period of all promises in the combined performance obligation.

Judgment is also required in determining whether revenue is to be recognized at a point in time or over time. For performance obligations satisfied over time, we need to measure progress using the method that best reflects SAP’s performance. When using cost incurred as a measure of progress for recognizing revenue over time, we apply judgment in estimating the total cost to satisfy the performance obligation.

All of the judgments and estimates mentioned above can significantly impact the timing and amount of revenue to be recognized.

Contract Balances

We recognize trade receivables for performance obligations satisfied over time gradually as the performance obligation is satisfied and in full once the invoice is due. Judgment is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.

Contract liabilities primarily reflect invoices due or payments received in advance of revenue recognition.

Typically, we invoice fees for on-premise standard software on contract closure and software delivery. Periodic fixed fees for cloud subscription services, software support services, and other multi-period agreements are typically invoiced yearly or quarterly in advance. Such fee prepayments account for the majority of our contract liability balance. Fees based on actual transaction volumes for cloud subscriptions and fees charged for non-periodical services are invoiced as the services are delivered. While payment terms and conditions vary by contract type and region, our terms typically require payment within 30 to 60 days.

Geographic Information

The amounts for revenue by region in the following tables are based on the location of customers. The regions in the following table are EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Total Revenue by Region

€ millions	2023	2022	2021
Germany	4,921	4,469	4,324
Rest of EMEA	9,083	8,440	8,135
EMEA	14,004	12,909	12,458
United States	10,204	9,799	8,235
Rest of Americas	2,558	2,427	2,056
Americas	12,762	12,227	10,292
Japan	1,243	1,218	1,286
Rest of APJ	3,199	3,166	2,917
APJ	4,441	4,384	4,204
 SAP Group	31,207	29,520	26,953

Major Revenue Classes by Region

€ millions	Cloud Revenue			Cloud and Software Revenue

	2023	2022	2021	2023	2022	2021
EMEA	5,241	4,137	3,196	12,028	11,081	10,820
Americas	6,642	5,810	4,354	10,959	10,456	8,808
APJ	1,781	1,478	1,151	3,937	3,855	3,732
 SAP Group	13,664	11,426	8,701	26,924	25,391	23,361

For information about the breakdown of revenue by segment and segment revenue by region, see Note (C.1).

Remaining Performance Obligations

Amounts of a customer contract’s transaction price that are allocated to the remaining performance obligations represent contracted revenue that has not yet been recognized. They include amounts recognized as contract liabilities and amounts that are contracted but not yet due.

The transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied as at December 31, 2023, was €58.0 billion (December 31, 2022: €46.9 billion). The transaction price thereof allocated to cloud performance obligations that were unsatisfied or partially unsatisfied (total cloud backlog) as at December 31, 2023, was €44.3 billion (December 31, 2022: €32.4 billion). The remaining amount mostly comprises obligations to provide software support services. The vast majority of software support contracts are contracts in the renewal phase that typically have a one-year contract term, while cloud subscription contracts typically are multiple-year contracts. The portion of remaining performance obligations related to services consists of non-cancelable revenue from contracts for projects with a predefined output.

Overall, almost half of the total remaining performance obligations is expected to be recognized over the next 12 months following the respective balance sheet date. This estimate is based on several factors. For example, for certain cloud business models with a contractually agreed spend volume (consumption-based models), judgment is applied on customers’ deployment of the purchased solutions. The amount of the transaction price allocated to the remaining performance obligations, and changes in this amount over time, are impacted by, among others:

-      Currency fluctuations

-      The contract period of our cloud and software support contracts remaining at the balance sheet date, and thus the timing of contract renewals

Performance Obligations Satisfied in Previous Years

Revenue recognized in the reporting period for performance obligations satisfied in earlier periods was €78 million (December 31, 2022: €81 million), mainly resulting from changes in estimates of variable considerations and changes in estimates related to percentage-of-completion-based contracts.

Contract Balances

The following table presents the activities impacting contract liabilities balances during the year ended December 31, 2023:

Contract Liabilities

€ billions	2023
/ 1/1/2023	5.3
Increases resulting from billing and invoices becoming due	11.4
Decreases resulting from satisfaction of performance obligations	-11.0
Other[1]	-0.7
/ 12/31/2023	5.0

[1] Other includes, for example, the impact of foreign currency translation and business combinations and divestitures.

The amount of revenue recognized in the reporting period that was included in the contract liability balance at the beginning of the reporting period was €4.5 billion (December 31, 2022: €4.1 billion).